CONTINGENT LIABILITIES AND COMMITMENTS (Details Narrative)								1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 08, 2021 USD ($) shares	Feb. 08, 2021 CAD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 30, 2020 USD ($)	Dec. 30, 2020 CAD ($)	Sep. 29, 2020 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 CAD ($) shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2020 CAD ($)	Nov. 03, 2021 USD ($) shares	Nov. 03, 2021 CAD ($) $ / shares shares	Jun. 07, 2021 USD ($) shares	Jun. 07, 2021 CAD ($) shares	May 18, 2021 shares	Apr. 19, 2021 USD ($)	Mar. 11, 2021 CAD ($)	Jan. 13, 2021 $ / shares	Sep. 12, 2018	Aug. 28, 2018 USD ($)	Nov. 01, 2016 USD ($)	Nov. 01, 2016 CAD ($) $ / shares
Loss Contingencies [Line Items]
Loss contingency, damages sought, value	$ 3,900,000	$ 4,900,000	$ 3,400,000	$ 4,200,000
Payment termination amount					$ 76,588	$ 102,001
Commitment of cash or arrangments amount																											$ 1,800	$ 2,500
Commitment of cash or arrangments amount cash																												$ 2,500
Number of shares issued price per share | $ / shares																		$ 0.65										$ 0.05
Cash													$ 21,600
Outstanding amounts payable											53,491		53,491
Sublease income									$ 7,909	$ 9,794					$ 16,727	$ 20,715
Payments for tenant allowance											$ 41,010		$ 41,010
Percentage of issued and outstanding common shares																									5.00%
Common stock outstanding																										$ 5,000,000
Common stock shares issued | shares											421,871,770		392,943,398		323,419,527		9,163,425	9,163,425	1,538,461	1,538,461	1,360,959
Common share price per share | (per share)											$ 0.001		$ 0.001		$ 0.001			$ 0.65						$ 0.30
Fair value of equivalents																	$ 4,796,832	$ 5,956,226	$ 305,832	$ 369,231			$ 5,956,226
Number of shares issued | shares
Lampert Agreement [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount																						$ 367,227
Percentage of interest rate owned																						9.00%
Lease Agreement [Member]
Loss Contingencies [Line Items]
Sublease income								$ 9,113
Maximum [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value							$ 2,500,000
Purchase of warrants | shares	33,000,000	33,000,000
Issuance of share based minimum requirement											$ 1,800	$ 2,500	$ 1,800	$ 2,500